Cover	May 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2022
Entity File Number	333-216047
Entity Registrant Name	Kinetic Group Inc.
Entity Central Index Key	0001696195
Entity Tax Identification Number	47-4685650
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	15 Walker Avenue
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21208
City Area Code	800-
Local Phone Number	401-4343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KNIT